Debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Detailed Information About Borrowings

($ in millions)	December 31, 2018			December 31, 2017
	Face	Carrying	Fair	Face	Carrying	Fair
	Value	Value	Value	Value	Value	Value
	(US$)	(CAD$)	(CAD$)	(US$)	(CAD$)	(CAD$)
2.5% notes due February 2018	$–	$–	$–	$22	$28	$28
4.5% notes due January 2021 (a)(b)	117	159	159	220	274	285
4.75% notes due January 2022 (a)(b)	202	275	275	672	841	884
3.75% notes due February 2023 (a)(b)	220	295	286	646	804	818
8.5% notes due June 2024	600	819	883	600	753	853
6.125% notes due October 2035	609	818	802	609	751	865
6.0% notes due August 2040	490	666	621	491	613	686
6.25% notes due July 2041	795	1,072	1,031	795	986	1,144
5.2% notes due March 2042	399	537	465	399	494	502
5.4% notes due February 2043	377	509	449	377	468	481

	3,809	5,150	4,971	4,831	6,012	6,546
Antamina term loan due April 2020	23	31	31	23	28	28
Finance lease liabilities (c)	248	338	338	250	313	313
Other	—	—	—	13	16	16

	4,080	5,519	5,340	5,117	6,369	6,903
Less current portion of debt	(24)	(32)	(32)	(45)	(55)	(55)

	$4,056	$5,487	$5,308	$5,072	$6,314	$6,848

Summary of Minimum Lease Payments of Finance Lease Liabilities and Effect of Discounting

Minimum lease payments in respect of finance lease liabilities and the effect of discounting are as follows:

(CAD$ in millions)	December 31, 2018	December 31, 2017
Undiscounted minimum finance lease payments:
Less than one year	$50	$51
One to five years	147	134
Thereafter	556	554

	753	739
Effect of discounting	(415)	(426)

Present value of minimum finance lease payments – total finance lease liabilities	338	313
Less current portion	(32)	(27)

Long-term finance lease liabilities	$306	$286

Summary of Present Value of Finance Lease Liabilities and Their Expected Timing of Payment

The present value of finance lease liabilities and their expected timing of payment are as follows:

(CAD$ in millions)	December 31, 2018	December 31, 2017
Less than one year	$46	$48
One to five years	114	106
Thereafter	178	159

Total	$338	$313

Scheduled Principal Payments

At December 31, 2018, the scheduled principal payments excluding finance lease liabilities (c), during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2019	$—	$—
2020	23	31
2021	117	159
2022	202	275
2023	220	300
Thereafter	3,270	4,462

	$3,832	$5,227

Summary of Debt Continuity
g)	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2018	2017	2018	2017
As at January 1	$5,077	$6,213	$6,369	$8,343
Cash flows
Scheduled debt repayments	(22)	(49)	(28)	(64)
Debt repurchases	(1,015)	(1,356)	(1,328)	(1,831)
Finance lease payments (c)	(42)	(26)	(54)	(34)
Non-cash changes
Loss on debt repurchases (a)(b)	20	105	26	141
Changes in foreign exchange rates	(20)	—	472	(424)
Finance lease liabilities (c)	60	187	78	234
Finance fees and discount amortization	—	3	1	4
Other	(12)	—	(17)	—

As at December 31	$4,046	$5,077	$5,519	$6,369